Property, Plant And Equipment - Summary of Movement in Property, Plant and Equipment Accounts and Its Related Accumulated Depreciation (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	S/ 1,113,599	S/ 1,111,757	S/ 1,147,018
Additions	172,448	213,068	297,956
CAM Brazil deconsolidation			(3,004)
Reclassifications Transfers from inventories		2,941
Transfers to intangibles (Note 18)	(169)	(1,257)	(36,717)
Transfers to accounts receivable			(14,022)
Deduction for sale of assets	(308,103)	(135,974)	(104,473)
Depreciation charge	(197,484)	(186,695)	(201,082)
Impairment loss	(14,680)	(9,263)
Discontinued operations		(16,506)	(13,698)
Depreciation for sale deductions	207,765	88,848	66,026
Translations adjustments	1,255	7,247	(12,464)
Net carrying amount	865,735	1,113,599	1,111,757
Adexus S A [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiary - Adexus Deconsolidation of GMD	(83,441)	41,988
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	2,154,316	2,050,644	1,947,957
Disposals - accumulated depreciation	(33,880)	(24,341)	(23,373)
Net carrying amount	1,902,426	2,154,316	2,050,644
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(1,040,717)	(938,887)	(800,939)
Disposals - accumulated depreciation	8,425	21,786	9,590
Net carrying amount	(1,036,691)	(1,040,717)	(938,887)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	32,614	28,409	30,675
Additions	157	6,238
Reclassifications Transfers from inventories	0	2,941
Deduction for sale of assets	(5,616)	(5,256)	(2,001)
Translations adjustments	236	282	(265)
Net carrying amount	23,678	32,614	28,409
Land [member] | Adexus S A [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiary - Adexus Deconsolidation of GMD	(3,713)
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	32,614	28,409	30,675
Net carrying amount	23,678	32,614	28,409
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	194,894	189,565	164,971
Additions	2,724	12,126	9,021
CAM Brazil deconsolidation			(839)
Reclassifications		588	36,180
Reclassifications Transfers from inventories	1,969
Transfers to accounts receivable			(3,635)
Deduction for sale of assets	(51,736)	(14,333)	(1,235)
Depreciation charge	(12,469)	(12,651)	(11,780)
Impairment loss		(73)
Discontinued operations		(2,191)	(1,818)
Depreciation for sale deductions	3,579	8,113	1,003
Translations adjustments	152	130	(306)
Net carrying amount	112,961	194,894	189,565
Buildings [member] | Adexus S A [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiary - Adexus Deconsolidation of GMD	(26,109)	13,913
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	241,150	231,029	200,450
Disposals - accumulated depreciation	(1,869)	(1,232)	(5,057)
Net carrying amount	166,483	241,150	231,029
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(46,256)	(41,464)	(35,479)
Disposals - accumulated depreciation	1,624	939	3,060
Net carrying amount	(53,522)	(46,256)	(41,464)
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	531,322	564,685	570,458
Additions	48,207	81,378	105,575
CAM Brazil deconsolidation			(1,462)
Reclassifications		1,927	32,389
Reclassifications Transfers from inventories	12,459
Transfers to intangibles (Note 18)	2,119		68
Deduction for sale of assets	(149,202)	(60,374)	(35,118)
Depreciation charge	(100,976)	(104,638)	(116,993)
Impairment loss	(14,328)	(5,190)
Discontinued operations		0
Depreciation for sale deductions	115,864	48,266	23,907
Translations adjustments	606	5,987	(8,288)
Net carrying amount	444,270	531,322	564,685
Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	1,088,229	1,074,195	986,487
Disposals - accumulated depreciation	(6,442)	(15,149)	(10,224)
Net carrying amount	998,207	1,088,229	1,074,195
Machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(556,907)	(509,510)	(416,029)
Disposals - accumulated depreciation	2,410	14,430	4,373
Net carrying amount	(553,937)	(556,907)	(509,510)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	203,819	220,886	192,262
Additions	36,594	50,574	86,923
CAM Brazil deconsolidation			(633)
Reclassifications		(1,172)	9,300
Reclassifications Transfers from inventories	2,888
Transfers to intangibles (Note 18)	724
Deduction for sale of assets	(92,079)	(48,521)	(42,464)
Depreciation charge	(45,457)	(47,366)	(54,545)
Impairment loss		(317)
Discontinued operations		(675)	(263)
Depreciation for sale deductions	84,145	29,536	32,566
Translations adjustments	(350)	922	(2,221)
Net carrying amount	181,250	203,819	220,886
Vehicles [member] | Adexus S A [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiary - Adexus Deconsolidation of GMD	(1,527)	420
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	443,641	443,239	394,077
Disposals - accumulated depreciation	(7,941)	(1,354)	(362)
Net carrying amount	381,950	443,641	443,239
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(239,822)	(222,353)	(201,815)
Disposals - accumulated depreciation	434	886	323
Net carrying amount	(200,700)	(239,822)	(222,353)
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	20,171	21,177	15,867
Additions	11,607	4,423	12,684
CAM Brazil deconsolidation			(70)
Reclassifications		4,456	1,245
Reclassifications Transfers from inventories	609
Transfers to accounts receivable			(777)
Deduction for sale of assets	(4,200)	(1,724)	(1,491)
Depreciation charge	(11,654)	(6,947)	(4,623)
Impairment loss		(3,301)
Discontinued operations		(601)	(533)
Depreciation for sale deductions	1,049	1,026	799
Translations adjustments	(23)	176	(128)
Net carrying amount	14,984	20,171	21,177
Fixtures and fittings [member] | Adexus S A [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiary - Adexus Deconsolidation of GMD	(2,153)	1,525
Fixtures and fittings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	59,593	52,225	43,146
Disposals - accumulated depreciation	(1,200)	(1,579)	(2,299)
Net carrying amount	64,233	59,593	52,225
Fixtures and fittings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(39,422)	(31,048)	(27,279)
Disposals - accumulated depreciation	778	1,540	503
Net carrying amount	(49,249)	(39,422)	(31,048)
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	87,801	56,730	56,536
Additions	36,179	24,870	22,802
Reclassifications		13,156	7,272
Reclassifications Transfers from inventories	6,579
Transfers to accounts receivable			(4,442)
Deduction for sale of assets	(5,270)	(5,766)	(7,979)
Depreciation charge	(26,928)	(15,088)	(13,141)
Impairment loss		(382)
Discontinued operations		(13,039)	(11,084)
Depreciation for sale deductions	3,128	1,907	7,751
Translations adjustments	980	(344)	(506)
Net carrying amount	47,024	87,801	56,730
Other property, plant and equipment [member] | Adexus S A [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiary - Adexus Deconsolidation of GMD	(46,032)	26,130
Other property, plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	246,102	191,238	176,869
Disposals - accumulated depreciation	(12,592)	(4,364)	(1,810)
Net carrying amount	225,946	246,102	191,238
Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(158,301)	(134,508)	(120,333)
Disposals - accumulated depreciation	3,179	3,991	1,331
Net carrying amount	(178,922)	(158,301)	(134,508)
Replacement units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	17,914	15,444	7,241
Additions	925	553
Reclassifications		2,583	10,529
Reclassifications Transfers from inventories	4,076
Depreciation charge		(5)
Net carrying amount	22,915	17,914	15,444
Replacement units [Member] | Adexus S A [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiary - Adexus Deconsolidation of GMD	0
Replacement units [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	17,923	15,448	7,245
Disposals - accumulated depreciation		(661)	(2,326)
Net carrying amount	22,924	17,923	15,448
Replacement units [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	(9)	(4)	(4)
Net carrying amount	(9)	(9)	(4)
In-transit units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	3,778	1,817	9,177
Additions	22,877	19,312	16,018
Reclassifications		(17,349)	(23,092)
Reclassifications Transfers from inventories	(21,600)
Transfers to intangibles (Note 18)	(964)
Translations adjustments			(197)
Net carrying amount	(42)	3,778	1,817
In-transit units [Member] | Adexus S A [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiary - Adexus Deconsolidation of GMD	(3,903)
In-transit units [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	3,778	1,817	9,177
Disposals - accumulated depreciation	(230)	(2)	(89)
Net carrying amount	(42)	3,778	1,817
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	21,286	13,044	99,831
Additions	13,178	13,594	44,933
Reclassifications		(4,189)	(73,823)
Reclassifications Transfers from inventories	(6,980)
Transfers to intangibles (Note 18)	(2,048)	(1,257)	(36,785)
Transfers to accounts receivable			(5,168)
Deduction for sale of assets			(14,185)
Impairment loss	(352)
Translations adjustments	(346)	94	(553)
Net carrying amount	18,695	21,286	13,044
Work in progress [member] | Adexus S A [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiary - Adexus Deconsolidation of GMD	(4)
Work in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	21,286	13,044	99,831
Disposals - accumulated depreciation	(3,606)		(1,206)
Net carrying amount	19,047	S/ 21,286	S/ 13,044
Work in progress [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	S/ (352)